EQUITY (Schedule of Stock Option Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee [Member]
Number of options
Outstanding at beginning of year	5,374,000	5,879,798	4,996,438
Granted	600,000	40,000	1,150,000
Exercised	(272,000)	(154,498)	(56,000)
Expired	(21,750)	(151,900)	(8,938)
Forfeited	(1,248,867)	(239,400)	(201,702)
Outstanding at end of year	4,431,383	5,374,000	5,879,798
Exerciable at end of year	3,357,465	4,097,913	4,150,546
Vested and expected to vest at December 31, 2014	4,339,522
Weighted average exercise price
Outstanding at beginning of year	$ 5.0	$ 5.0	$ 5.5
Granted	$ 5.2	$ 5.3	$ 3.4
Exercised	$ 4.0	$ 4.2	$ 4.1
Expired	$ 6.5	$ 5.0	$ 77.6
Forfeited	$ 5.2	$ 6.0	$ 5.7
Outstanding at end of year	$ 5.0	$ 5.0	$ 5.0
Exercisable at end of year	$ 5.2	$ 5.4	$ 5.6
Vested and expected to vest at December 31, 2014	$ 5.0
Weighted-average remaining contractual term
Outstanding at January 1, 2014	2 years 2 months 12 days	2 years 8 months 12 days
Outstanding at December 31, 2014	2 years 2 months 12 days	2 years 8 months 12 days
Exercisable at December 31, 2014	1 year 6 months
Vested and expected to vest at December 31, 2014	2 years 4 months 24 days
Aggregate intrinsic value
Outstanding at January 1, 2014	$ 2,122
Outstanding at December 31, 2014	1,405	2,122
Exercisable at December 31, 2014	807
Vested and expected to vest at December 31, 2014	1,383
Non-Employee [Member]
Number of options
Outstanding at beginning of year	35,000	35,000	365,000
Granted			20,000
Exercised
Expired
Forfeited			(350,000)
Outstanding at end of year	35,000	35,000	35,000
Exerciable at end of year	23,000	14,625	7,125
Vested and expected to vest at December 31, 2014	31,700
Weighted average exercise price
Outstanding at beginning of year	$ 4.1	$ 4.1	$ 6.0
Granted			$ 3.0
Exercised
Expired
Forfeited			$ 6.0
Outstanding at end of year	$ 4.1	$ 4.1	$ 4.1
Exercisable at end of year	$ 4.7	$ 5.1	$ 5.7
Vested and expected to vest at December 31, 2014	$ 4.3
Weighted-average remaining contractual term
Outstanding at January 1, 2014	3 years 1 month 6 days	4 years 1 month 6 days
Outstanding at December 31, 2014	3 years 1 month 6 days	4 years 1 month 6 days
Exercisable at December 31, 2014	2 years 10 months 24 days
Vested and expected to vest at December 31, 2014	3 years 1 month 6 days
Aggregate intrinsic value
Outstanding at January 1, 2014	34
Outstanding at December 31, 2014	33	34
Exercisable at December 31, 2014	13
Vested and expected to vest at December 31, 2014	$ 28